UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2023

FRANKLIN

GLOBAL DIVIDEND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide long-term capital appreciation and income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Global Dividend Fund for the six-month reporting period ended March 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

II	Franklin Global Dividend Fund

Performance review

For the six months ended March 31, 2023, Class IS shares of Franklin Global Dividend Fund returned 13.29%. The Fund’s unmanaged benchmark, the MSCI All Country World Index (NR)i, returned 17.78% for the same period. The Lipper Global Equity Income Funds Category Averageii returned 17.54% over the same time frame.

Performance Snapshot as of March 31, 2023 (unaudited)
(excluding sales charges)	6 months
Franklin Global Dividend Fund:
Class A	13.05%
Class C	12.72%
Class FI	13.00%
Class I	13.21%
Class IS	13.29%
MSCI All Country World Index (NR)	17.78%
Lipper Global Equity Income Funds Category Average	17.54%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 30, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.29%, 1.94%, 1.40%, 0.94% and 0.81%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As result of expense limitation arrangements, the ratio of total annual fund operating expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets, will not exceed 1.18% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

Franklin Global Dividend Fund	III

Performance review (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating fund expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2023

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations, as well as social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Dividends fluctuate and are subject to change. Dividends represent past performance and there is no guarantee they will continue to be paid. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Franklin Global Dividend Fund

[i]

The MSCI All Country World Index (NR) is a market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Net Returns (NR) include income net of tax withholding when dividends are paid.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 123 funds in the Fund’s Lipper category, if any.

Franklin Global Dividend Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2023 and September 30, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Global Dividend Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2022 and held for the six months ended March 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	13.05%	$1,000.00	$1,130.50	1.20%	$6.37	Class A	5.00%	$1,000.00	$1,018.95	1.20%	$6.04
Class C	12.72	1,000.00	1,127.20	1.91	10.13	Class C	5.00	1,000.00	1,015.41	1.91	9.60
Class FI	13.00	1,000.00	1,130.00	1.31	6.96	Class FI	5.00	1,000.00	1,018.40	1.31	6.59
Class I	13.21	1,000.00	1,132.10	0.92	4.89	Class I	5.00	1,000.00	1,020.34	0.92	4.63
Class IS	13.29	1,000.00	1,132.90	0.83	4.41	Class IS	5.00	1,000.00	1,020.79	0.83	4.18

2	Franklin Global Dividend Fund 2023 Semi-Annual Report

[1]	For the six months ended March 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio (except for non-recurring expenses, if any) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin Global Dividend Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2023

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 9.3%
Diversified Telecommunication Services — 6.3%
AT&T Inc.	98,125	$1,888,906
BCE Inc.	29,100	1,303,525
KT Corp., ADR	113,236	1,284,096	*
Nippon Telegraph & Telephone Corp.	60,829	1,817,737	(a)
Orange SA	148,053	1,758,896	(a)
Verizon Communications Inc.	52,045	2,024,030
Total Diversified Telecommunication Services		10,077,190
Entertainment — 0.7%
Nintendo Co. Ltd.	28,800	1,118,638	(a)
Media — 0.3%
Eutelsat Communications SA	71,244	475,451	(a)
Wireless Telecommunication Services — 2.0%
KDDI Corp.	55,332	1,706,316	(a)
SoftBank Corp.	136,519	1,575,948	(a)
Total Wireless Telecommunication Services		3,282,264
Total Communication Services		14,953,543
Consumer Discretionary — 5.3%
Automobiles — 2.6%
Bayerische Motoren Werke AG	11,908	1,305,101	(a)
Honda Motor Co. Ltd.	69,400	1,835,711	(a)
Kia Corp.	15,681	978,621	(a)
Total Automobiles		4,119,433
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	7,498	2,096,516
Specialty Retail — 1.4%
Home Depot Inc.	7,504	2,214,580
Total Consumer Discretionary		8,430,529
Consumer Staples — 16.0%
Beverages — 0.7%
Arca Continental SAB de CV	134,600	1,220,364
Consumer Staples Distribution & Retail — 5.3%
Dollar General Corp.	5,116	1,076,713
Koninklijke Ahold Delhaize NV	56,115	1,917,176	(a)
Kroger Co.	34,932	1,724,593
Lawson Inc.	14,745	624,272	(a)
Walgreens Boots Alliance Inc.	30,801	1,065,099
Walmart Inc.	14,467	2,133,159
Total Consumer Staples Distribution & Retail		8,541,012

See Notes to Financial Statements.

4	Franklin Global Dividend Fund 2023 Semi-Annual Report

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Food Products — 6.5%
Flowers Foods Inc.	58,219	$1,595,783
General Mills Inc.	20,617	1,761,929
Hershey Co.	5,064	1,288,332
JM Smucker Co.	10,938	1,721,313
Kellogg Co.	22,111	1,480,552
Nestle SA, Registered Shares	12,129	1,478,896	(a)
Uni-President Enterprises Corp.	433,000	1,023,607	(a)
Total Food Products		10,350,412
Household Products — 1.1%
Clorox Co.	4,801	759,710
Procter & Gamble Co.	6,571	977,042
Total Household Products		1,736,752
Tobacco — 2.4%
Altria Group Inc.	31,522	1,406,511
Imperial Brands PLC	45,914	1,055,824	(a)
KT&G Corp.	21,366	1,373,149	(a)
Total Tobacco		3,835,484
Total Consumer Staples		25,684,024
Energy — 3.5%
Oil, Gas & Consumable Fuels — 3.5%
Coterra Energy Inc.	57,721	1,416,473
Exxon Mobil Corp.	23,089	2,531,940
PetroChina Co. Ltd., Class H Shares	2,700,000	1,594,983	(a)
Total Energy		5,543,396
Financials — 8.6%
Banks — 3.2%
Bank Leumi Le-Israel BM	189,865	1,436,288	(a)
Bank of Nova Scotia	28,694	1,445,209
Industrial & Commercial Bank of China Ltd., Class H Shares	2,512,174	1,335,069	(a)
Postal Savings Bank of China Co. Ltd., Class H Shares	1,476,080	875,399	(a)
Total Banks		5,091,965
Insurance — 5.4%
Admiral Group PLC	63,878	1,604,037	(a)
Allstate Corp.	14,114	1,563,972
American Financial Group Inc.	11,256	1,367,604
Direct Line Insurance Group PLC	552,913	939,269	(a)

See Notes to Financial Statements.

Franklin Global Dividend Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — continued
Everest Re Group Ltd.	4,438	$1,588,893
Travelers Cos. Inc.	8,947	1,533,605
Total Insurance		8,597,380
Total Financials		13,689,345
Health Care — 19.4%
Biotechnology — 3.9%
AbbVie Inc.	14,985	2,388,159
Amgen Inc.	7,806	1,887,101
Gilead Sciences Inc.	22,658	1,879,934
Total Biotechnology		6,155,194
Health Care Providers & Services — 4.7%
AmerisourceBergen Corp.	11,518	1,844,147
Cardinal Health Inc.	22,800	1,721,400
CVS Health Corp.	18,392	1,366,710
UnitedHealth Group Inc.	5,485	2,592,156
Total Health Care Providers & Services		7,524,413
Pharmaceuticals — 10.8%
Bristol-Myers Squibb Co.	28,936	2,005,554
Eli Lilly & Co.	6,792	2,332,509
GSK PLC	66,421	1,173,614	(a)
Johnson & Johnson	14,837	2,299,735
Merck & Co. Inc.	22,896	2,435,905
Novartis AG, Registered Shares	13,950	1,280,869	(a)
Pfizer Inc.	44,547	1,817,518
Roche Holding AG	6,777	1,936,478	(a)
Sanofi	19,200	2,082,791	(a)
Total Pharmaceuticals		17,364,973
Total Health Care		31,044,580
Industrials — 11.6%
Aerospace & Defense — 3.4%
BAE Systems PLC	158,731	1,920,032	(a)
General Dynamics Corp.	7,216	1,646,763
Lockheed Martin Corp.	4,072	1,924,957
Total Aerospace & Defense		5,491,752
Air Freight & Logistics — 1.3%
United Parcel Service Inc., Class B Shares	10,609	2,058,040
Commercial Services & Supplies — 0.9%
Waste Management Inc.	9,073	1,480,441
Ground Transportation — 0.6%
Aurizon Holdings Ltd.	447,237	1,007,340	(a)

See Notes to Financial Statements.

6	Franklin Global Dividend Fund 2023 Semi-Annual Report

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrial Conglomerates — 1.2%
3M Co.	11,392	$1,197,413
Jardine Matheson Holdings Ltd.	16,115	783,870	(a)
Total Industrial Conglomerates		1,981,283
Machinery — 2.2%
Caterpillar Inc.	7,675	1,756,347
PACCAR Inc.	22,944	1,679,501
Total Machinery		3,435,848
Professional Services — 1.1%
Automatic Data Processing Inc.	7,600	1,691,988
Trading Companies & Distributors — 0.9%
ITOCHU Corp.	45,370	1,477,540	(a)
Total Industrials		18,624,232
Information Technology — 14.4%
Communications Equipment — 2.4%
Cisco Systems Inc.	42,713	2,232,822
Telefonaktiebolaget LM Ericsson, Class B Shares	271,478	1,591,357	(a)
Total Communications Equipment		3,824,179
Electronic Equipment, Instruments & Components — 1.0%
Corning Inc.	45,696	1,612,155
IT Services — 2.3%
Amdocs Ltd.	18,921	1,816,984
International Business Machines Corp.	14,555	1,908,015
Total IT Services		3,724,999
Semiconductors & Semiconductor Equipment — 2.3%
Broadcom Inc.	2,478	1,589,736
Texas Instruments Inc.	10,971	2,040,716
Total Semiconductors & Semiconductor Equipment		3,630,452
Software — 2.1%
Microsoft Corp.	6,786	1,956,404
Open Text Corp.	36,079	1,390,845
Total Software		3,347,249
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	17,163	2,830,178
HP Inc.	55,554	1,630,510
Lite-On Technology Corp.	726,000	1,747,600	(a)
Samsung Electronics Co. Ltd.	15,582	770,545	(a)
Total Technology Hardware, Storage & Peripherals		6,978,833
Total Information Technology		23,117,867

See Notes to Financial Statements.

Franklin Global Dividend Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2023

Franklin Global Dividend Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Materials — 2.6%
Containers & Packaging — 0.8%
International Paper Co.		35,285	$1,272,377
Metals & Mining — 1.8%
Newmont Corp.		24,875	1,219,372
Rio Tinto Ltd.		21,261	1,708,317	(a)
Total Metals & Mining			2,927,689
Total Materials			4,200,066
Real Estate — 1.0%
Real Estate Management & Development — 1.0%
Daito Trust Construction Co. Ltd.		12,888	1,284,029	(a)
Vonovia SE		17,995	338,933	(a)
Total Real Estate			1,622,962
Utilities — 6.8%
Electric Utilities — 2.2%
Pinnacle West Capital Corp.		15,737	1,247,000
Red Electrica Corp. SA		90,274	1,588,489	(a)
Southern Co.		10,296	716,396
Total Electric Utilities			3,551,885
Gas Utilities — 2.0%
Enagas SA		83,099	1,596,806	(a)
Snam SpA		302,070	1,601,587	(a)
Total Gas Utilities			3,198,393
Multi-Utilities — 2.6%
Atco Ltd., Class I Shares		49,444	1,584,842
Canadian Utilities Ltd., Class A Shares		44,888	1,250,819
Consolidated Edison Inc.		12,988	1,242,562
Total Multi-Utilities			4,078,223
Total Utilities			10,828,501
Total Investments before Short-Term Investments (Cost — $144,146,724)			157,739,045

	Rate
Short-Term Investments — 1.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,653,951)	4.716%	2,653,951	2,653,951	(b)
Total Investments — 100.2% (Cost — $146,800,675)			160,392,996
Liabilities in Excess of Other Assets — (0.2)%			(241,654)
Total Net Assets — 100.0%			$160,151,342

See Notes to Financial Statements.

8	Franklin Global Dividend Fund 2023 Semi-Annual Report

Franklin Global Dividend Fund

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

Summary of Investments by Country**
United States	64.3%
Japan	7.1
Canada	4.4
United Kingdom	3.4
South Korea	2.7
China	2.4
Spain	2.0
Taiwan	1.7
Australia	1.7
France	1.4
Netherlands	1.2
Germany	1.0
Italy	1.0
Sweden	1.0
Israel	0.9
Switzerland	0.8
Mexico	0.8
Hong Kong	0.5
Short-Term Investments	1.7
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2023 and are subject to change.

See Notes to Financial Statements.

Franklin Global Dividend Fund 2023 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2023

Assets:
Investments, at value (Cost — $146,800,675)	$160,392,996
Foreign currency, at value (Cost — $1,268)	1,255
Dividends receivable	963,141
Receivable for Fund shares sold	328,451
European Union tax reclaims receivable (Note 1)	113,352
Prepaid expenses	25,833
Total Assets	161,825,028

Liabilities:
Payable for Fund shares repurchased	1,477,821
Investment management fee payable	87,252
European Union tax reclaim contingent fees payable (Note 1)	29,573
Service and/or distribution fees payable	4,153
Trustees’ fees payable	2,787
Distributions payable	312
Accrued expenses	71,788
Total Liabilities	1,673,686
Total Net Assets	$160,151,342

Net Assets:
Par value (Note 7)	$123
Paid-in capital in excess of par value	141,845,184
Total distributable earnings (loss)	18,306,035
Total Net Assets	$160,151,342

See Notes to Financial Statements.

10	Franklin Global Dividend Fund 2023 Semi-Annual Report

Net Assets:
Class A	$18,165,783
Class C	$439,228
Class FI	$38,724
Class I	$15,131,113
Class IS	$126,376,494

Shares Outstanding:
Class A	1,388,822
Class C	33,303
Class FI	2,905
Class I	1,162,922
Class IS	9,684,247

Net Asset Value:
Class A (and redemption price)	$13.08
Class C*	$13.19
Class FI (and redemption price)	$13.33
Class I (and redemption price)	$13.01
Class IS (and redemption price)	$13.05
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$13.84

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin Global Dividend Fund 2023 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended March 31, 2023

Investment Income:
Dividends	$2,727,910
European Union tax reclaims (Note 1)	113,352
Less: Foreign taxes withheld	(150,020)
Total Investment Income	2,691,242

Expenses:
Investment management fee (Note 2)	512,321
Registration fees	37,284
Fund accounting fees	35,271
European Union tax reclaim contingent fees (Note 1)	29,573
Service and/or distribution fees (Notes 2 and 5)	24,060
Transfer agent fees (Note 5)	21,036
Legal fees	15,708
Audit and tax fees	13,738
Shareholder reports	8,277
Trustees’ fees	5,819
Custody fees	5,342
Commitment fees (Note 8)	658
Interest expense	600
Insurance	491
Miscellaneous expenses	6,342
Total Expenses	716,520
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,940)
Net Expenses	709,580
Net Investment Income	1,981,662

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	3,767,241
Foreign currency transactions	35,614
Net Realized Gain	3,802,855
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,660,420
Foreign currencies	34,053
Change in Net Unrealized Appreciation (Depreciation)	12,694,473
Net Gain on Investments and Foreign Currency Transactions	16,497,328
Increase in Net Assets From Operations	$18,478,990

See Notes to Financial Statements.

12	Franklin Global Dividend Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2023 (unaudited) and the Year Ended September 30, 2022	2023	2022

Operations:
Net investment income	$1,981,662	$4,435,425
Net realized gain	3,802,855	6,360,337
Change in net unrealized appreciation (depreciation)	12,694,473	(22,333,825)
Increase (Decrease) in Net Assets From Operations	18,478,990	(11,538,063)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,879,280)	(12,004,393)
Decrease in Net Assets From Distributions to Shareholders	(6,879,280)	(12,004,393)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	23,530,614	16,873,467
Reinvestment of distributions	6,875,094	12,002,067
Cost of shares repurchased	(20,458,783)	(48,947,481)
Increase (Decrease) in Net Assets From Fund Share Transactions	9,946,925	(20,071,947)
Increase (Decrease) in Net Assets	21,546,635	(43,614,403)

Net Assets:
Beginning of period	138,604,707	182,219,110
End of period	$160,151,342	$138,604,707

See Notes to Financial Statements.

Franklin Global Dividend Fund 2023 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.07	$14.09	$12.07	$12.88	$13.33	$12.50

Income (loss) from operations:
Net investment income	0.14	0.32	0.39	0.26	0.32	0.31
Net realized and unrealized gain (loss)	1.43	(1.43)	2.00	(0.53)	(0.20)	0.87
Total income (loss) from operations	1.57	(1.11)	2.39	(0.27)	0.12	1.18

Less distributions from:
Net investment income	(0.16)	(0.32)	(0.37)	(0.28)	(0.25)	(0.33)
Net realized gains	(0.40)	(0.59)	—	(0.26)	(0.32)	(0.02)
Total distributions	(0.56)	(0.91)	(0.37)	(0.54)	(0.57)	(0.35)

Net asset value, end of period	$13.08	$12.07	$14.09	$12.07	$12.88	$13.33
Total return[3]	13.05%	(8.63)%	19.90%	(2.24)%	1.32%	9.54%

Net assets, end of period (000s)	$18,166	$14,227	$12,096	$589	$563	$400

Ratios to average net assets:
Gross expenses	1.28%[4]	1.29%	1.31%	1.19%	1.13%	1.12%
Net expenses[5]	1.20 [4,6]	1.18 [6]	1.19 [6]	1.19 [6]	1.13	1.12
Net investment income	2.15 [4]	2.28	2.68	2.15	2.50	2.40

Portfolio turnover rate	13%	27%	22%[7]	21%	30%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.18%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to May 21, 2021, the expense limitation was 1.30%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	Franklin Global Dividend Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.16	$14.18	$12.12	$12.93	$13.36	$12.49

Income (loss) from operations:
Net investment income	0.09	0.24	0.15	0.16	0.20	0.19
Net realized and unrealized gain (loss)	1.45	(1.47)	2.13	(0.53)	(0.17)	0.91
Total income (loss) from operations	1.54	(1.23)	2.28	(0.37)	0.03	1.10

Less distributions from:
Net investment income	(0.11)	(0.20)	(0.22)	(0.18)	(0.14)	(0.21)
Net realized gains	(0.40)	(0.59)	—	(0.26)	(0.32)	(0.02)
Total distributions	(0.51)	(0.79)	(0.22)	(0.44)	(0.46)	(0.23)

Net asset value, end of period	$13.19	$12.16	$14.18	$12.12	$12.93	$13.36
Total return[3]	12.72%	(9.33)%	18.77%	(2.92)%	0.57%	8.82%

Net assets, end of period (000s)	$439	$401	$120	$149	$170	$418

Ratios to average net assets:
Gross expenses	1.91%[4]	1.94%	2.11%	1.98%	1.83%	1.82%
Net expenses[5]	1.91 [4]	1.94	2.05 [6]	1.98 [6]	1.83	1.82
Net investment income	1.38 [4]	1.71	1.08	1.31	1.57	1.48

Portfolio turnover rate	13%	27%	22%[7]	21%	30%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin Global Dividend Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.29	$14.33	$12.26	$12.87	$13.32	$12.50

Income (loss) from operations:
Net investment income	0.14	0.30	0.28	0.20	0.28	0.35
Net realized and unrealized gain (loss)	1.45	(1.45)	2.14	(0.44)	(0.17)	0.83
Total income (loss) from operations	1.59	(1.15)	2.42	(0.24)	0.11	1.18

Less distributions from:
Net investment income	(0.15)	(0.30)	(0.35)	(0.11)	(0.24)	(0.34)
Net realized gains	(0.40)	(0.59)	—	(0.26)	(0.32)	(0.02)
Total distributions	(0.55)	(0.89)	(0.35)	(0.37)	(0.56)	(0.36)

Net asset value, end of period	$13.33	$12.29	$14.33	$12.26	$12.87	$13.32
Total return[3]	13.00%	(8.76)%	19.78%	(2.05)%	1.24%	9.48%

Net assets, end of period (000s)	$39	$35	$40	$28	$1,017	$2,111

Ratios to average net assets:
Gross expenses	1.31%[4]	1.40%	1.83%	1.14%	1.14%	1.18%
Net expenses[5]	1.31 [4]	1.30 [6]	1.30 [6]	1.14 [6]	1.14	1.18
Net investment income	2.01 [4]	2.11	2.00	1.55	2.24	2.67

Portfolio turnover rate	13%	27%	22%[7]	21%	30%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	Franklin Global Dividend Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.01	$14.02	$12.00	$12.80	$13.25	$12.43

Income (loss) from operations:
Net investment income	0.19	0.35	0.33	0.30	0.35	0.32
Net realized and unrealized gain (loss)	1.39	(1.42)	2.09	(0.52)	(0.19)	0.88
Total income (loss) from operations	1.58	(1.07)	2.42	(0.22)	0.16	1.20

Less distributions from:
Net investment income	(0.18)	(0.35)	(0.40)	(0.32)	(0.29)	(0.36)
Net realized gains	(0.40)	(0.59)	—	(0.26)	(0.32)	(0.02)
Total distributions	(0.58)	(0.94)	(0.40)	(0.58)	(0.61)	(0.38)

Net asset value, end of period	$13.01	$12.01	$14.02	$12.00	$12.80	$13.25
Total return[3]	13.21%	(8.38)%	20.26%	(1.87)%	1.60%	9.71%

Net assets, end of period (000s)	$15,131	$1,851	$1,496	$1,378	$1,044	$301

Ratios to average net assets:
Gross expenses	0.92%[4]	0.94%	0.89%	0.86%	0.85%	0.90%
Net expenses[5]	0.92 [4]	0.94	0.89	0.86 [6]	0.85	0.90
Net investment income	2.89 [4]	2.51	2.38	2.51	2.83	2.51

Portfolio turnover rate	13%	27%	22%[7]	21%	30%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin Global Dividend Fund 2023 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$12.04	$14.06	$12.03	$12.83	$13.28	$12.45

Income (loss) from operations:
Net investment income	0.16	0.36	0.34	0.31	0.35	0.35
Net realized and unrealized gain (loss)	1.44	(1.42)	2.11	(0.52)	(0.18)	0.88
Total income (loss) from operations	1.60	(1.06)	2.45	(0.21)	0.17	1.23

Less distributions from:
Net investment income	(0.19)	(0.37)	(0.42)	(0.33)	(0.30)	(0.38)
Net realized gains	(0.40)	(0.59)	—	(0.26)	(0.32)	(0.02)
Total distributions	(0.59)	(0.96)	(0.42)	(0.59)	(0.62)	(0.40)

Net asset value, end of period	$13.05	$12.04	$14.06	$12.03	$12.83	$13.28
Total return[3]	13.29%	(8.32)%	20.44%	(1.74)%	1.71%	9.98%

Net assets, end of period (millions)	$126	$122	$168	$323	$347	$351

Ratios to average net assets:
Gross expenses	0.83%[4]	0.81%	0.74%	0.74%	0.74%	0.76%
Net expenses[5]	0.83 [4]	0.81	0.74	0.74 [6]	0.74	0.76
Net investment income	2.48 [4]	2.55	2.47	2.56	2.75	2.72

Portfolio turnover rate	13%	27%	22%[7]	21%	30%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Franklin Global Dividend Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

Franklin Global Dividend Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Franklin Global Dividend Fund 2023 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$6,500,557	$8,452,986	—	$14,953,543
Consumer Discretionary	4,311,096	4,119,433	—	8,430,529
Consumer Staples	18,211,100	7,472,924	—	25,684,024
Energy	3,948,413	1,594,983	—	5,543,396
Financials	7,499,283	6,190,062	—	13,689,345
Health Care	24,570,828	6,473,752	—	31,044,580
Industrials	13,435,450	5,188,782	—	18,624,232
Information Technology	19,008,365	4,109,502	—	23,117,867
Materials	2,491,749	1,708,317	—	4,200,066
Real Estate	—	1,622,962	—	1,622,962
Utilities	6,041,619	4,786,882	—	10,828,501
Total Long-Term Investments	106,018,460	51,720,585	—	157,739,045
Short-Term Investments†	2,653,951	—	—	2,653,951
Total Investments	$108,672,411	$51,720,585	—	$160,392,996

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

Franklin Global Dividend Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on

22	Franklin Global Dividend Fund 2023 Semi-Annual Report

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Franklin Global Dividend Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.18%, 2.05%, 1.30%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended March 31, 2023, fees waived and/or expenses reimbursed amounted to $6,940.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

24	Franklin Global Dividend Fund 2023 Semi-Annual Report

For the six months ended March 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$3,220
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2023, Franklin Resources and its affiliates owned 76% of the Fund.

3. Investments

During the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$25,916,771
Sales	20,375,141

At March 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$146,800,675	$27,724,041	$(14,131,720)	$13,592,321

4. Derivative instruments and hedging activities

During the six months ended March 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$21,552	$16,964
Class C	2,460	185
Class FI	48	42
Class I	—	2,942
Class IS	—	903
Total	$24,060	$21,036

Franklin Global Dividend Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,940
Class C	—
Class FI	—
Class I	—
Class IS	—
Total	$6,940

6. Distributions to shareholders by class

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
Net Investment Income:
Class A	$220,060	$325,464
Class C	4,377	3,872
Class FI	446	842
Class I	161,961	46,132
Class IS	1,818,710	3,928,074
Total	$2,205,554	$4,304,384

Net Realized Gains:
Class A	$521,743	$505,917
Class C	16,887	5,001
Class FI	1,131	1,654
Class I	233,151	69,338
Class IS	3,900,814	7,118,099
Total	$4,673,726	$7,700,009

7. Shares of beneficial interest

At March 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	Franklin Global Dividend Fund 2023 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	323,262	$4,241,024	439,831	$6,125,550
Shares issued on reinvestment	56,956	738,754	60,492	831,296
Shares repurchased	(170,342)	(2,222,406)	(179,945)	(2,500,867)
Net increase	209,876	$2,757,372	320,378	$4,455,979

Class C
Shares sold	15,245	$206,196	33,576	$455,725
Shares issued on reinvestment	1,628	21,264	659	8,873
Shares repurchased	(16,529)	(215,120)	(9,735)	(141,858)
Net increase	344	$12,340	24,500	$322,740

Class FI
Shares sold	—	—	—	—
Shares issued on reinvestment	73	$964	107	$1,509
Shares repurchased	(32)	(423)	(49)	(695)
Net increase	41	$541	58	$814

Class I
Shares sold	1,349,260	$17,413,107	54,578	$737,767
Shares issued on reinvestment	30,588	395,068	8,440	115,470
Shares repurchased	(371,133)	(4,794,609)	(15,502)	(217,614)
Net increase	1,008,715	$13,013,566	47,516	$635,623

Class IS
Shares sold	127,530	$1,670,287	689,443	$9,554,425
Shares issued on reinvestment	441,925	5,719,044	798,871	11,044,919
Shares repurchased	(1,024,695)	(13,226,225)	(3,330,738)	(46,086,447)
Net decrease	(455,240)	$(5,836,894)	(1,842,424)	$(25,487,103)

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of

Franklin Global Dividend Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2023.

9. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

28	Franklin Global Dividend Fund 2023 Semi-Annual Report

Franklin

Global Dividend Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Franklin Global Dividend Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin Global Dividend Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Global Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*	For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BATX015517 05/23 SR23-4641

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 24, 2023